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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2007

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

 /s/ John D. Doyle, Jr.          Lynchburg, VA          10/10/07
--------------------------  --------------------------  --------
      [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          72
Form 13F Information Table Value Total:     151,621
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                               Title of             Value   Shrs or                 Investment Voting  Authority
Name of Issuer                  Class     CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------                 -------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ADM Archer Daniels Midland      common  039483102     418    12,629                    Sole     12,629
Abbott Labs                     common  002824100   1,832    34,166                    Sole     34,166
Air Products & Chemicals        common  009158106   3,783    38,700                    Sole     38,700
Altria Group                    common  02209S103     689     9,913                    Sole      9,913
American International Group    common  026874107   1,622    23,975                    Sole     23,975
A T & T                         common  00206R102   1,644    38,848                    Sole     38,848
Bank of America                 common  060505104   6,465   128,597                    Sole    128,597
BB&T                            common  054937107   2,074    51,356                    Sole     51,356
Barr Labs                       common  068306109   1,325    23,275                    Sole     23,275
BHP Billiton                    common  088606108   3,225    41,025                    Sole     41,025
Boeing                          common  097023105   1,230    11,715                    Sole     11,715
BP                              common  055622104   1,447    20,870                    Sole     20,870
Burling N Sant                  common  12189T104     572     7,050                    Sole      7,050
Caterpillar                     common  149123101   1,453    18,525                    Sole     18,525
Chesapeake Energy               common  165167107   1,802    51,100                    Sole     51,100
ChevronTexaco                   common  166764100   1,306    13,951                    Sole     13,951
Coca-Cola                       common  191216100   1,940    33,760                    Sole     33,760
Conoco Phillips                 common  20825C104   5,038    57,399                    Sole     57,399
Consolidated Edison             common  209115104     208     4,500                    Sole      4,500
CSX                             common  126408103     220     5,146                    Sole      5,146
CVS/Caremark                    common  126650100   1,305    32,925                    Sole     32,925
Danaher Corp                    common  235851102   1,873    22,650                    Sole     22,650
Dominion Resources              common  25746U109   1,443    17,121                    Sole     17,121
Dow Chemical                    common  260543103     308     7,150                    Sole      7,150
Exelon Corp                     common  30161N101     782    10,375                    Sole     10,375
Exxon- Mobil                    common  30231G102  12,784   138,114                    Sole    138,114
Fedex Corp                      common  31428X106   3,252    31,041                    Sole     31,041
Gabelli Equity Trust            common  362397101     143    15,000                    Sole     15,000
GE                              common  369604103   6,381   154,142                    Sole    154,142
Health Care REIT                common  42217K106     460    10,400                    Sole     10,400
Ingersoll Rand                  common  G4776G101   2,941    54,000                    Sole     54,000
Intel                           common  458140100     523    20,225                    Sole     20,225
International Bus. Mach.        common  459200101     648     5,500                    Sole      5,500
ishares Dow Jones Sel Div       common  464287168     252     3,635                    Sole      3,635
ishares MSCI EAFE Index         common  464287465   2,837    34,350                    Sole     34,350
ishares MSCI Pac Japan          common  464286665     270     1,625                    Sole      1,625
ishares S&P Mid Cap Tr          common  464287507   1,768    20,050                    Sole     20,050
ishares US Healthcare Ind       common  464287762   1,483    20,950                    Sole     20,950
ITT Industries                  common  450911102   2,485    36,575                    Sole     36,575
Johnson & Johnson               common  478160104   5,474    83,324                    Sole     83,324

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
JP Morgan Chase                common 46625H100   2,209    48,200     Sole    48,200
Lincoln Natl Corp              common 534187109     414     6,280     Sole     6,280
Lowes                          common 548661107   1,138    40,608     Sole    40,608
3M                             common 604059105   3,660    39,112     Sole    39,112
Medtronic                      common 585055106   1,938    34,360     Sole    34,360
Met Life                       common 59156R108   2,180    31,267     Sole    31,267
Modine                         common 607828100     297    11,175     Sole    11,175
Motorola                       common 620076109     721    38,925     Sole    38,925
National Fuel Gas              common 636180101     730    15,600     Sole    15,600
Norfolk Southern               common 655844108   2,342    45,112     Sole    45,112
Norvartis ADR                  common 66987V109     695    12,650     Sole    12,650
Nuveen Municipal Value         common 670928100     799    83,010     Sole    83,010
PepsiCo                        common 713448108   4,933    67,339     Sole    67,339
Pinnacle Bankshares Co         common 72345E102     214     8,996     Sole     8,996
Plum Creek Timber              common 729251108   1,288    28,778     Sole    28,778
Procter & Gamble               common 742718109   8,853   125,865     Sole   125,865
Progress Energy                common 743263105     905    19,325     Sole    19,325
Royal Bk of Canada             common 780087102     305     5,500     Sole     5,500
SPDR Tr I Unit Ser 1           common 78462F103   2,310    15,142     Sole    15,142
Siemens AG                     common 826197501   1,440    10,490     Sole    10,490
Staples                        common 855030102     684    31,850     Sole    31,850
SunTrust Bank                  common 867914103   1,094    14,457     Sole    14,457
Texas Instruments              common 882508104   1,232    33,675     Sole    33,675
Trinity Industries             common 896522109     958    25,525     Sole    25,525
US Bancorp                     common 902973304   3,081    94,725     Sole    94,725
United Technologies            common 913017109   6,053    75,211     Sole    75,211
Valero Energy                  common 91913Y100     818    12,175     Sole    12,175
Verizon                        common 92343V104   2,843    64,207     Sole    64,207
Wachovia                       common 929771103   6,600   131,604     Sole   131,604
Walgreen                       common 931422109   3,723    78,805     Sole    78,805
Wash RE Invest                 common 939653101   1,180    35,551     Sole    35,551
Wellpoint Inc                  common 94973V107     279     3,529     Sole     3,529
                                                151,621
                                                        2,634,700          2,634,700